Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Purchase obligations:
Total	$ 8,884
Year 1	1,161
Year 2	851
Year 3	691
Year 4	568
Year 5	487
Thereafter	5,126
Waneta Expansion capacity agreement
Purchase obligations:
Total	2,576
Year 1	52
Year 2	53
Year 3	54
Year 4	55
Year 5	56
Thereafter	2,306
Gas and fuel purchase obligations
Purchase obligations:
Total	2,355
Year 1	679
Year 2	453
Year 3	312
Year 4	192
Year 5	124
Thereafter	595
Power purchase obligations
Purchase obligations:
Total	1,867
Year 1	249
Year 2	208
Year 3	188
Year 4	191
Year 5	180
Thereafter	851
Renewable PPAs
Purchase obligations:
Total	1,380
Year 1	102
Year 2	102
Year 3	101
Year 4	101
Year 5	101
Thereafter	873
ITC easement agreement
Purchase obligations:
Total	381
Year 1	13
Year 2	13
Year 3	13
Year 4	13
Year 5	13
Thereafter	316
Debt collection agreement
Purchase obligations:
Total	112
Year 1	3
Year 2	3
Year 3	3
Year 4	3
Year 5	3
Thereafter	97
Renewable energy credit purchase agreement
Purchase obligations:
Total	97
Year 1	15
Year 2	14
Year 3	16
Year 4	9
Year 5	7
Thereafter	36
Other
Purchase obligations:
Total	116
Year 1	48
Year 2	5
Year 3	4
Year 4	4
Year 5	3
Thereafter	$ 52